BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Profit attributable to Eltek Ltd shareholders	$ 6,353	$ 3,194	$ 5,039
Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	5,902,447	5,847,911	5,840,357
Effect of diluting securities:
Employee share options	54,041	0	28,205
Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	5,956,488	5,847,911	5,868,562